Benefit Plans (Details 5)	12 Months Ended
Dec. 31, 2011 Y
Weighted average fair value options granted
Expected life	7
VSEP awards [Member]
Weighted average fair value options granted
Risk-free interest rate	1.90%
Dividend yield	6.20%
Expected life	3.4
Expected volatility	88.00%